Description of the Plan (Details) - EBP 100	12 Months Ended
	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic enrollment period	30 days
Automatic deferral rate	6.00%
Minimum annual contribution to eligible compensation, percentage	3.00%
Maximum annual compensation to total compensation, percentage	50.00%
Maximum annual compensation to total compensation, percentage of base salary	50.00%
Maximum annual compensation to total compensation, percentage of paid commissions	50.00%
Employer contribution, matching percentage	75.00%	75.00%
Employer contribution, participant compensation matched, percentage	6.00%	6.00%
Dividends paid to participants	$ 5,573,830
Participant contribution, limit To company stock fund, percentage	20.00%
Participant contribution, aggregate value in company stock fund, percentage	20.00%
Participant contribution, investment performance or reinvestment of dividends, not subject to limit, percentage	20.00%
Employer contribution maximum vesting age | year	55
Forfeited nonvested account, decrease from employer contribution	$ 9,264,042	$ 8,134,908
Forfeited nonvested account	600,827
Annual participant administrative fee	$ 36
Note receivable from participant, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, minimum borrowing, amount	$ 1,000
Note receivable from participant, maximum borrowing, amount	$ 50,000
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, general loan, minimum borrowing term	1 year
Note receivable from participant, general loan, maximum borrowing term	5 years
Minimum term outstanding for repayment	12 months
Hired Before March 1, 2017
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	1 year
Hired After March 1, 2017
EBP, Description of Plan [Line Items]
Employer contribution vesting service period	3 years
Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	11.33%
Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	3.25%